UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

           Read instructions at the end of Form before preparing Form.


1.    Name and Address of issuer:

      First Investors Cash Management Fund, Inc.
      95 Wall Street
      New York, NY 10005


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]


3.    Investment Company Act File Number:  811-2860

      Securities Act File Number:   2-62347


4(a). Last day of fiscal year for which this Form is filed: 9/30/99


4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)     Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):
                                                                 $214,921,647.02
                                                                 ---------------
(ii)    Aggregate price of securities  redeemed
        or repurchased during the fiscal year:
                                                $206,872,119.78
                                                ---------------
(iii)   Aggregate price of securities  redeemed or
        repurchased during any prior fiscal year ending
        no earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission:
                                                $-0-
                                                ---------------

(iv)    Total available redemption credits
        [add Items 5(ii) and 5(iii)]:
                                                                 $206,872,119.78
                                                                 ---------------
(v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:
                                                                 $  8,049,527.24
                                                                 ---------------
(vi)    Redemption credits available for use in future years if
        Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                $(-0-)
                                                ---------------

(vii)   Multiplier for determining registration fee (See Instruction C.9):
                                                                 X .000264
                                                                 ---------------

(viii)  Registration  fee due [multiply  Item 5(v) by Item 5(vii)]
        (enter "0" if no fee is due):
                                                                 =$2,125.08
                                                                 ===============
6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):
                                                                 +$-0-
                                                                 ---------------
8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                 =$2,125.08
                                                                 ===============
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 13, 1999
                        Method of delivery:
                                          [X] Wire Transfer
                                          [ ] Mail or other means

                                   SIGNATURES




This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.



By /s/ C. Durso
   -----------------------------
    C. Durso,
    Vice President and Secretary



Date:  December 13, 1999